Other Financial Information - Income Statement (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements Captions [Line Items]
Revenue	$ 569,016	$ 512,279	$ 616,494
Administrative fee revenue from affiliates	14,300	7,868	5,994
Time charter, voyage and logistics business expenses	(263,304)	(244,412)	(269,279)
Direct vessel expenses	(130,064)	(114,074)	(117,790)
General and administrative expenses incurred on behalf of affiliates	(14,300)	(7,868)	(5,994)
General and administrative expenses	(45,590)	(44,634)	(51,331)
Depreciation and amortization	(104,690)	(98,124)	(108,206)
Loss on bond and debt extinguishment	(27,281)	(37,136)	0
Loss on derivatives	0	(260)	(196)
Gain on sale of assets	0	18	323
(Loss)/income before equity in net earnings of affiliated companies	(119,731)	(128,895)	127,646
Equity in net earnings of affiliated companies	57,751	19,344	48,228
Loss before taxes	(61,980)	(109,551)	175,874
Income tax (expense)/benefit	(84)	4,260	(312)
Net (loss)/income	(62,064)	(105,291)	175,562
Less: Net (income)/loss attributable to the noncontrolling interest	5,861	(3,772)	(77)
Net (loss)/income attributable to Navios Holdings' common stockholders	(56,203)	(109,063)	175,485
Other Comprehensive income/(loss)
Unrealized holding loss on investments in-available-for-sale-securities	(959)	(10,614)	(566)
Reclassification to investments in affiliates	0	0	(6,158)
Reclassification to earnings	11,553	0	0
Total other comprehensive (loss)/income	10,594	(10,614)	(6,724)
Total comprehensive (loss)/income	(51,470)	(115,905)	168,838
Comprehensive (income)/loss attributable to noncontrolling interest	5,861	(3,772)	(77)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(45,609)	(119,677)	168,761
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
General and administrative expenses	(10,343)	(8,261)	(12,391)
Depreciation and amortization	(2,811)	(2,811)	(2,818)
Interest expense and finance cost, net	(73,272)	(76,227)	(70,757)
Loss on bond and debt extinguishment		(37,136)
Other income/(expense), net	72	10	(276)
(Loss)/income before equity in net earnings of affiliated companies	(86,354)	(124,425)	(86,242)
Income/(loss) from subsidiaries	(17,418)	6,320	228,833
Equity in net earnings of affiliated companies	47,569	9,042	32,894
Loss before taxes	(56,203)	(109,063)	175,485
Net (loss)/income	(56,203)	(109,063)	175,485
Net (loss)/income attributable to Navios Holdings' common stockholders	(56,203)	(109,063)	175,485
Other Comprehensive income/(loss)
Unrealized holding loss on investments in-available-for-sale-securities	(959)	(10,614)	(566)
Reclassification to investments in affiliates			(6,158)
Reclassification to earnings	11,553
Total other comprehensive (loss)/income	10,594	(10,614)	(6,724)
Total comprehensive (loss)/income	(45,609)	(119,677)	168,761
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(45,609)	(119,677)	168,761
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	300,242	275,195	364,364
Administrative fee revenue from affiliates	14,300	7,868	5,994
Time charter, voyage and logistics business expenses	(157,640)	(159,225)	(162,273)
Direct vessel expenses	(52,039)	(37,969)	(45,484)
General and administrative expenses incurred on behalf of affiliates	(14,300)	(7,868)	(5,994)
General and administrative expenses	(20,483)	(21,756)	(24,003)
Depreciation and amortization	(76,792)	(71,959)	(77,281)
Interest expense and finance cost, net	(7,327)	(7,350)	(12,357)
Loss on derivatives		(260)	(196)
Gain on sale of assets			323
Other income/(expense), net	(2,357)	13,578	169,138
(Loss)/income before equity in net earnings of affiliated companies	(16,396)	(9,746)	212,231
Income/(loss) from subsidiaries	(10,662)	6,202	1,547
Equity in net earnings of affiliated companies	6,555	7,245	13,002
Loss before taxes	(20,503)	3,701	226,780
Income tax (expense)/benefit	(360)	(294)	(277)
Net (loss)/income	(20,863)	3,407	226,503
Less: Net (income)/loss attributable to the noncontrolling interest	(182)	(145)
Net (loss)/income attributable to Navios Holdings' common stockholders	(21,045)	3,262	226,503
Other Comprehensive income/(loss)
Unrealized holding loss on investments in-available-for-sale-securities	(959)	(10,614)	(566)
Reclassification to earnings	11,553
Total other comprehensive (loss)/income	10,594	(10,614)	(566)
Total comprehensive (loss)/income	(10,269)	(7,207)	225,937
Comprehensive (income)/loss attributable to noncontrolling interest	(182)	(145)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(10,451)	(7,352)	225,937
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	268,774	237,084	252,130
Time charter, voyage and logistics business expenses	(105,664)	(85,187)	(107,006)
Direct vessel expenses	(78,025)	(76,105)	(72,306)
General and administrative expenses	(14,764)	(14,617)	(14,937)
Depreciation and amortization	(25,087)	(23,354)	(28,107)
Interest expense and finance cost, net	(27,546)	(24,929)	(20,365)
Loss on bond and debt extinguishment	(27,281)
Gain on sale of assets		18
Other income/(expense), net	(7,388)	(7,634)	(7,752)
(Loss)/income before equity in net earnings of affiliated companies	(16,981)	5,276	1,657
Equity in net earnings of affiliated companies	3,627	3,057	2,332
Loss before taxes	(13,354)	8,333	3,989
Income tax (expense)/benefit	276	4,554	(35)
Net (loss)/income	(13,078)	12,887	3,954
Less: Net (income)/loss attributable to the noncontrolling interest	6,043	(3,627)	(77)
Net (loss)/income attributable to Navios Holdings' common stockholders	(7,035)	9,260	3,877
Other Comprehensive income/(loss)
Total comprehensive (loss)/income	(13,078)	12,887	3,954
Comprehensive (income)/loss attributable to noncontrolling interest	6,043	(3,627)	(77)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(7,035)	9,260	3,877
Eliminations
Condensed Financial Statements Captions [Line Items]
Income/(loss) from subsidiaries	28,080	(12,522)	(230,380)
Loss before taxes	28,080	(12,522)	(230,380)
Net (loss)/income	28,080	(12,522)	(230,380)
Net (loss)/income attributable to Navios Holdings' common stockholders	28,080	(12,522)	(230,380)
Other Comprehensive income/(loss)
Unrealized holding loss on investments in-available-for-sale-securities	959	10,614	566
Reclassification to earnings	(11,553)
Total other comprehensive (loss)/income	(10,594)	10,614	566
Total comprehensive (loss)/income	17,486	(1,908)	(229,814)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	17,486	(1,908)	(229,814)
Total
Condensed Financial Statements Captions [Line Items]
Revenue	569,016	512,279	616,494
Administrative fee revenue from affiliates	14,300	7,868	5,994
Time charter, voyage and logistics business expenses	(263,304)	(244,412)	(269,279)
Direct vessel expenses	(130,064)	(114,074)	(117,790)
General and administrative expenses incurred on behalf of affiliates	(14,300)	(7,868)	(5,994)
General and administrative expenses	(45,590)	(44,634)	(51,331)
Depreciation and amortization	(104,690)	(98,124)	(108,206)
Interest expense and finance cost, net	(108,145)	(108,506)	(103,479)
Loss on bond and debt extinguishment	(27,281)	(37,136)
Loss on derivatives		(260)	(196)
Gain on sale of assets		18	323
Other income/(expense), net	(9,673)	5,954	161,110
(Loss)/income before equity in net earnings of affiliated companies	(119,731)	(128,895)	127,646
Income/(loss) from subsidiaries	0	0	0
Equity in net earnings of affiliated companies	57,751	19,344	48,228
Loss before taxes	(61,980)	(109,551)	175,874
Income tax (expense)/benefit	(84)	4,260	(312)
Net (loss)/income	(62,064)	(105,291)	175,562
Less: Net (income)/loss attributable to the noncontrolling interest	5,861	(3,772)	(77)
Net (loss)/income attributable to Navios Holdings' common stockholders	(56,203)	(109,063)	175,485
Other Comprehensive income/(loss)
Unrealized holding loss on investments in-available-for-sale-securities	(959)	(10,614)	(566)
Reclassification to investments in affiliates			(6,158)
Reclassification to earnings	11,553
Total other comprehensive (loss)/income	10,594	(10,614)	(6,724)
Total comprehensive (loss)/income	(51,470)	(115,905)	168,838
Comprehensive (income)/loss attributable to noncontrolling interest	5,861	(3,772)	(77)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$ (45,609)	$ (119,677)	$ 168,761